Natural Gas Producing Activities (Unaudited) - Estimated Future Net Cash Flows from Natural Gas and Oil Reserves (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / MMBTU uSDollarsPerThousandCubicFeet $ / bbl	Dec. 31, 2020 USD ($) uSDollarsPerThousandCubicFeet $ / bbl $ / MMBTU	Dec. 31, 2019 USD ($) $ / MMBTU $ / bbl uSDollarsPerThousandCubicFeet	Dec. 31, 2018 USD ($)
Extractive Industries [Abstract]
Future cash inflows	$ 70,844,136	$ 27,976,557	$ 42,499,686
Future production costs	(20,961,576)	(16,344,965)	(19,114,076)
Future development costs	(2,882,921)	(2,268,109)	(2,617,731)
Future income tax expenses	(10,433,091)	(1,820,341)	(3,013,667)
Future net cash flow	36,566,548	7,543,142	17,754,212
10% annual discount for estimated timing of cash flows	(19,285,424)	(4,176,684)	(9,261,539)
Standardized measure of discounted future net cash flows	$ 17,281,124	$ 3,366,458	$ 8,492,673	$ 11,611,898
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Price used in computation of reserves | $ / bbl	29.95	11.97	16.81
Future abandonment costs	$ 1,937,000	$ 1,554,000	$ 1,186,000
West Texas Intermediate
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Price used in computation of reserves, gross | $ / bbl	66.55	39.54	55.69
Price used in computation of reserves, adjustments | $ / bbl	14.98	18.60	14.26
Price used in computation of reserves | $ / bbl	51.57	20.94	41.43
NYMEX
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Price used in computation of reserves, gross | $ / MMBTU	3.598	1.985	2.58
Price used in computation of reserves, adjustments | $ / MMBTU	1.04	0.68	0.29
Price used in computation of reserves | uSDollarsPerThousandCubicFeet	2.694	1.38	2.41